Cover	Apr. 29, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2024
Entity File Number	000-55964
Entity Registrant Name	QUARTA-RAD, INC.
Entity Central Index Key	0001549631
Entity Tax Identification Number	45-4232089
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1201 N. Orange St.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	887-9916
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	QURT
Entity Emerging Growth Company	false